                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                     811-1

                      (Investment Company Act File Number)

                      Federated Stock and Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$20.55
Income From Investment Operations:
Net investment income	0.24
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	1.19
TOTAL FROM INVESTMENT OPERATIONS	1.43
Less Distributions:
Distributions from net investment income	(0.23)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(1.99)
TOTAL DISTRIBUTIONS	(2.22)
Net Asset Value, End of Period	$19.76
Total Return [3]	7.68%

Ratios to Average Net Assets:
Net expenses	1.26	% [6,7]
Net investment income	2.51	% [6]
Expense waiver/reimbursement [8]	0.10	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$197,656
Portfolio turnover	48%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.01% and 0.02% on the total return for the years ended November 30, 2006 and 2005, respectively. See Notes to Financial Statements (Note 5).

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.25%, 1.16%, 1.16% and 1.29%, for the six months ended May 31, 2007 and for the years ended November 30, 2006, 2005 and 2004, respectively, 1.26% for the period ended November 30, 2003 and 1.31% and 1.26% for the years ended October 31, 2003 and 2002, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended October 31,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$18.95		$18.38		$17.38		$17.32		$15.61		$17.22

0.38		0.31		0.36		0.02		0.31		0.39
1.93		0.56		1.01		0.11		1.71		(1.62)
2.31		0.87		1.37		0.13		2.02		(1.23)

(0.38)		(0.30)		(0.37)		(0.07)		(0.31)		(0.38)
(0.33)		--		--		--		--		--
(0.71)		(0.30)		(0.37)		(0.07)		(0.31)		(0.38)
$20.55		$18.95		$18.38		$17.38		$17.32		$15.61
12.55	% [4]	4.75	% [4,5]	7.89%		0.75%		13.08%		(7.32)%

1.17	% [7]	1.16	% [7]	1.29	% [7]	1.26	% [6,7]	1.31	% [7]	1.26	% [7]
1.90%		1.63%		1.72%		1.64	% [6]	1.89%		2.32%
0.12%		0.08%		0.01%		0.01	% [6]	0.00	% [9]	0.00	% [9]

$198,289		$234,204		$237,428		$226,701		$224,461		$184,294
106%		50%		47%		1%		74%		54%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$20.52
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.19
TOTAL FROM INVESTMENT OPERATIONS	1.36
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(1.99)
TOTAL DISTRIBUTIONS	(2.15)
Net Asset Value, End of Period	$19.73
Total Return [3]	7.27%

Ratios to Average Net Assets:
Net expenses	2.06	% [5,6]
Net investment income	1.72	% [5]
Expense waiver/reimbursement [7]	0.10	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,752
Portfolio turnover	48%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.05%, 1.98%, 1.95% and 2.04%, for the six months ended May 31, 2007 and for the years ended November 30, 2006, 2005 and 2004, respectively, 2.01% for the period ended November 30, 2003, and 2.06% and 2.01% for the years ended October 31, 2003 and 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended October 31,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$18.93		$18.36		$17.36		$17.28		$15.58		$17.19

0.20		0.14		0.23		0.01		0.19		0.26
1.94		0.58		1.00		0.11		1.70		(1.62)
2.14		0.72		1.23		0.12		1.89		(1.36)

(0.22)		(0.15)		(0.23)		(0.04)		(0.19)		(0.25)
(0.33)		--		--		--		--		--
(0.55)		(0.15)		(0.23)		(0.04)		(0.19)		(0.25)
$20.52		$18.93		$18.36		$17.36		$17.28		$15.58
11.59%		3.95	% [4]	7.08%		0.68%		12.22%		(8.02)%

1.99	% [6]	1.95	% [6]	2.04	% [6]	2.01	% [5,6]	2.06	% [6]	2.01	% [6]
1.07%		0.84%		0.97%		0.89	% [5]	1.14%		1.57%
0.11%		0.06%		0.01%		0.01	% [5]	0.00	% [8]	0.00	% [8]

$50,182		$63,151		$73,911		$72,412		$71,836		$59,165
106%		50%		47%		1%		74%		54%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$20.47
Income From Investment Operations:
Net investment income	0.17
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.17
TOTAL FROM INVESTMENT OPERATIONS	1.34
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(1.99)
TOTAL DISTRIBUTIONS	(2.15)
Net Asset Value, End of Period	$19.66
Total Return [3]	7.21%

Ratios to Average Net Assets:
Net expenses	2.02	% [5,6]
Net investment income	1.75	% [5]
Expense waiver/reimbursement [7]	0.10	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,022
Portfolio turnover	48%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.01%, 1.95%, 1.93% and 2.02%, for the six months ended May 31, 2007 and for the years ended November 30, 2006, 2005 and 2004, respectively, 2.01% for the period ended November 30, 2003 and 2.04% and 2.01% for the years ended October 31, 2003 and 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended October 31,
2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
$18.88		$18.31		$17.32		$17.24		$15.54		$17.15

0.22		0.17		0.23		0.01		0.19		0.26
1.94		0.56		1.00		0.11		1.70		(1.62)
2.16		0.73		1.23		0.12		1.89		(1.36)

(0.24)		(0.16)		(0.24)		(0.04)		(0.19)		(0.25)
(0.33)		--		--		--		--		--
(0.57)		(0.16)		(0.24)		(0.04)		(0.19)		(0.25)
$20.47		$18.88		$18.31		$17.32		$17.24		$15.54
11.69%		3.98	% [4]	7.09%		0.68%		12.25%		(8.03)%

1.95	% [6]	1.93	% [6]	2.02	% [6]	2.01	% [5,6]	2.04	% [6]	2.01	% [6]
1.11%		0.88%		0.99%		0.89	% [5]	1.16%		1.57%
0.11%		0.06%		0.01%		0.01	% [5]	0.00	% [8]	0.00	% [8]

$27,033		$28,922		$26,704		$27,853		$27,731		$22,567
106%		50%		47%		1%		74%		54%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$20.57
Income From Investment Operations:
Net investment income	0.21
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	1.18
TOTAL FROM INVESTMENT OPERATIONS	1.39
Less Distributions:
Distributions from net investment income	(0.19)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(1.99)
TOTAL DISTRIBUTIONS	(2.18)
Net Asset Value, End of Period	$19.78
Total Return [4]	7.44

Ratios to Average Net Assets:
Net expenses	1.72	% [6,7]
Net investment income	2.00	% [6]
Expense waiver/reimbursement [8]	0.10	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,510
Portfolio turnover	48%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

3 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71%, 1.67%, 1.65% and 1.74%, for the six months ended May 31, 2007 and for the years ended November 30, 2006, 2005 and 2004, respectively, 1.78% and 1.81% for the periods ended November 30, 2003 and October 31, 2003 respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

10 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended
2006	[1]	2005		2004		11/30/2003	[2]	10/31/2003	[3]
$18.98		$18.40		$17.38		$17.32		$15.61

0.28		0.25		0.29		0.01		0.10
1.94		0.53		1.03		0.10		1.71
2.22		0.78		1.32		0.11		1.81

(0.30)		(0.20)		(0.30)		(0.05)		(0.10)
(0.33)		--		--		--		--
(0.63)		(0.20)		(0.30)		(0.05)		(0.10)
$20.57		$18.98		$18.40		$17.38		$17.32
11.98%		4.27	% [5]	7.64%		0.64%		11.64%

1.68	% [7]	1.65	% [7]	1.74	% [7]	1.78	% [6,7]	1.81	% [6,7]
1.42%		1.31%		2.52%		1.14	% [6]	1.39	% [6]
0.11%		0.05%		0.01%		0.01	% [6]	0.00	% [6,9]

$10,234		$1,048		$65		$0	[10]	$0	[10]
106%		50%		47%		1%		74%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,076.80	$ 6.52
Class B Shares	$1,000	$1,072.70	$10.65
Class C Shares	$1,000	$1,072.10	$10.44
Class K Shares	$1,000	$1,074.40	$ 8.90
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$ 6.34
Class B Shares	$1,000	$1,014.66	$10.35
Class C Shares	$1,000	$1,014.86	$10.15
Class K Shares	$1,000	$1,016.36	$ 8.65

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class B Shares	2.06%
Class C Shares	2.02%
Class K Shares	1.72%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity	56.7%
Mortgage-Backed Securities	13.4%
Corporate Debt Securities	8.7%
International Equity	6.4%
U.S. Treasury and Agency Securities	4.3%
Asset-Backed Securities	1.0%
Foreign Debt Securities	0.4%
Cash Equivalents [2]	12.4%
Other Assets and Liabilities--Net	(3.3)%
TOTAL	100.0%

At May 31, 2007, the Fund's sector composition 3 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	18.6%
Health Care	15.9%
Consumer Staples	13.6%
Information Technology	12.8%
Energy	10.4%
Consumer Discretionary	8.6%
Industrials	8.2%
Materials	4.6%
Telecommunication Services	4.3%
Utilities	3.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and /or overnight repurchase agreements.

3 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--56.7%
		COMMON STOCKS--56.7%
		Consumer Discretionary--4.8%
31,200	[1]	Chicos Fas, Inc.	$849,888
47,900		Family Dollar Stores, Inc.	1,611,835
71,150		McDonald's Corp.	3,596,632
29,500		TJX Cos., Inc.	825,115
60,700		Target Corp.	3,789,501
136,000		Time Warner, Inc.	2,906,320
		TOTAL	13,579,291
		Consumer Staples--8.2%
43,600		Altria Group, Inc.	3,099,960
30,800		Coca-Cola Co.	1,632,092
31,100		Diageo PLC, ADR	2,655,629
66,200		Kellogg Co.	3,573,476
93,010		Kraft Foods, Inc., Class A	3,147,458
51,000		Procter & Gamble Co.	3,241,050
98,900		Unilever N.V., ADR	2,947,220
61,900		Wal-Mart Stores, Inc.	2,946,440
		TOTAL	23,243,325
		Energy--5.8%
30,800		Baker Hughes, Inc.	2,540,384
46,100		Exxon Mobil Corp.	3,834,137
11	[1]	NRG Energy, Inc.	967
21,500	[1]	Newfield Exploration Co.	1,032,860
22,000		Total SA, ADR, Class B	1,659,900
16,500	[1]	Transocean Sedco Forex, Inc.	1,620,960
57,200	[1]	Weatherford International, Inc.	3,108,248
48,100		XTO Energy, Inc.	2,790,281
		TOTAL	16,587,737
Shares			Value in U.S. Dollars
		STOCKS--continued
		COMMON STOCKS--continued
		Financials--9.8%
42,300		Ace, Ltd.	$2,604,411
83,300		American International Group, Inc.	6,025,922
27,200		CIT Group, Inc.	1,630,096
74,600		Citigroup, Inc.	4,064,954
30,400		Merrill Lynch & Co., Inc.	2,818,992
34,300		Morgan Stanley	2,916,872
20,000		Prudential Financial	2,040,400
76,000		U.S. Bancorp	2,628,080
59,600		Wachovia Corp.	3,229,724
		TOTAL	27,959,451
		Health Care--9.6%
68,700		Abbott Laboratories	3,871,245
24,400		Bristol-Myers Squibb Co.	739,564
42,300		Cardinal Health, Inc.	3,065,058
36,900	[1]	Cephalon, Inc.	3,063,069
13,400	[1]	Express Scripts, Inc., Class A	1,368,140
30,900	[1]	Genentech, Inc.	2,464,893
25,100		Johnson & Johnson	1,588,077
80,000		Merck & Co., Inc.	4,196,000
31,600		Shire PLC, ADR	2,204,100
80,900		Wyeth	4,679,256
		TOTAL	27,239,402
		Industrials--4.7%
16,388	[1]	Foster Wheeler Ltd.	1,696,814
108,400		General Electric Co.	4,073,672
44,500		Northrop Grumman Corp.	3,364,645
11,500		United Technologies Corp.	811,325
84,500		Waste Management, Inc.	3,267,615
		TOTAL	13,214,071
		Information Technology--7.5%
44,300	[1]	Amdocs Ltd.	1,721,941
157,800	[1]	Cisco Systems, Inc.	4,247,976
150,700	[1]	Corning, Inc.	3,767,500
137,500		EMC Corp. Mass	2,322,375
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		COMMON STOCKS--continued
		Information Technology--continued
2,500	[1]	Google Inc.	$1,244,375
68,100		Intel Corp.	1,509,777
17,500		International Business Machines Corp.	1,865,500
47,600		Maxim Integrated Products, Inc.	1,463,700
98,400		Microsoft Corp.	3,017,928
		TOTAL	21,161,072
		Materials--2.2%
95,600		Alcoa, Inc.	3,946,368
11,300		Praxair, Inc.	769,417
5,600		Rio Tinto PLC, ADR	1,640,520
		TOTAL	6,356,305
		Telecommunication Services--2.3%
87,700		AT&T, Inc.	3,625,518
35,700		Sprint Nextel Corp.	815,745
45,400		Verizon Communications	1,976,262
		TOTAL	6,417,525
		Utilities--1.8%
39,800		Consolidated Edison Co.	1,943,036
45,300		FirstEnergy Corp.	3,136,119
		TOTAL	5,079,155
		TOTAL COMMON STOCKS (IDENTIFIED COST $130,541,001)	160,837,334
		ASSET-BACKED SECURITIES--1.0%
$69,603	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	69,603
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	793,400
79,300		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026	78,073
900,000		Credit Suisse Mortgage Capital Certificate 2006-C4 AAB, 5.439%, 9/15/2039	893,707
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	395,956
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	393,590
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043	306,607
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,977,953)	2,930,936
Principal Amount			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
$550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	$544,021
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	785,591
600,075		Federal National Mortgage Association REMIC 2002-52 FG, 5.820%, 9/25/2032	608,008
8,169	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027	5,882
184,343		Washington Mutual 2003-AR4 A6, 3.423%, 5/25/2033	182,367
329,000		Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033	318,521
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,489,630)	2,444,390
		CORPORATE BONDS--7.5%
		Basic Industry - Metals & Mining--0.2%
80,000		Alcan, Inc., 5%, 6/01/2015	76,313
70,000		Alcoa, Inc., Note, 5.55%, 2/01/2017	67,621
110,000		BHP Finance (USA), Inc., 5%, 12/15/2010	108,618
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/01/2035	108,433
100,000		Thiokol Corp., Sr. Note, 6.625%, 3/01/2008	100,672
200,000	[2,3]	Xstrata Finance Canada L, Unsecd. Note, 5.5%, 11/16/2011	198,146
		TOTAL	659,803
		Basic Industry - Paper--0.2%
200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	216,902
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	120,375
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	104,346
		TOTAL	441,623
		Capital Goods - Aerospace & Defense--0.1%
110,000	[2,3]	BAE Systems Holdings, Inc., 5.2%, 8/15/2015	106,167
300,000		Raytheon Co., Unsecd. Note, 5.375%, 4/01/2013	298,398
		TOTAL	404,565
		Capital Goods - Building Materials--0.0%
50,000		Masco Corp., 4.8%, 6/15/2015	45,608
		Capital Goods - Diversified Manufacturing--0.2%
100,000		Emerson Electric Co., Note, 5%, 10/15/2008	99,653
250,000		General Electric Co., Note, 5%, 2/01/2013	245,058
140,000	[2,3]	Hutchison Whampoa Ltd., 6.5%, 2/13/2013	145,777
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6%, 2/15/2067	85,753
		TOTAL	576,241
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.1%
$150,000		Waste Management, Inc., 7.375%, 8/01/2010	$157,469
		Communications - Media & Cable--0.2%
75,000		AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013	84,783
100,000		Comcast Corp., 7.05%, 3/15/2033	106,005
100,000		Comcast Corp., Company Guarantee, 6.5%, 1/15/2017	103,833
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	107,742
50,000	[2,3]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	49,553
		TOTAL	451,916
		Communications - Media Noncable--0.1%
250,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	255,446
		Communications - Telecom Internet--0.0%
26,000		Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009	26,390
		Communications - Telecom Wireless--0.2%
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/01/2011	81,170
130,000		AT&T Wireless Services, 8.75%, 3/01/2031	167,071
90,000		America Movil S.A. de C.V, Note, 5.75%, 1/15/2015	90,486
120,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	139,116
75,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	82,551
20,000		Vodafone Group PLC, 5.35%, 2/27/2012	19,859
90,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	87,865
		TOTAL	668,118
		Communications - Telecom Wirelines--0.1%
30,000		Embarq Corp., 6.738%, 6/01/2013	30,780
100,000		GTE Corp, Deb., 7.51%, 4/01/2009	103,425
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	42,656
100,000		Telefonos de Mexico, Note, 4.5%, 11/19/2008	98,675
		TOTAL	275,536
		Consumer Cyclical - Automotive--0.3%
200,000		DaimlerChrysler North America, Note, 4.875%, 6/15/2010	196,473
350,000		DaimlerChrysler North America, Unsecd. Note, 4.05%, 6/04/2008	345,016
70,000		DaimlerChrysler North America Holding Corp., 6.5%, 11/15/2013	73,183
60,000		General Motors Acceptance, 8%, 11/01/2031	66,102
25,000		General Motors Acceptance, Note, 5.125%, 5/09/2008	24,779
130,000	[2,3]	Nissan Motor Acceptance, Sr. Unsecd. Note, 5.625%, 3/14/2011	129,572
		TOTAL	835,125
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--0.1%
$100,000		Disney Co., Note, 5.7%, 7/15/2011	$101,208
20,000		International Speedway C, 4.2%, 4/15/2009	19,452
80,000		International Speedway C, 5.4%, 4/15/2014	76,826
75,000		Time Warner, Inc., 5.5%, 11/15/2011	74,537
		TOTAL	272,023
		Consumer Cyclical - Lodging--0.0%
50,000	[2,3]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6%, 12/01/2016	48,984
		Consumer Cyclical - Retailers--0.2%
222,028	[2,3]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	208,203
60,000		Costco Wholesale Corp., 5.3%, 3/15/2012	59,742
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 02/15/2018	19,695
70,000		Target Corp., Note, 5.875%, 7/15/2016	71,214
250,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/01/2008	243,611
		TOTAL	602,465
		Consumer Non-Cyclical Food/Beverage--0.2%
90,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.6%, 3/01/2017	89,461
70,000		Bottling Group, LLC, Note, 5.5%, 4/01/2016	69,226
60,000		General Mills, Inc., Note, 5.7%, 2/15/2017	59,339
125,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	122,115
40,000		Kraft Foods, Inc., Note, 6.25%, 6/01/2012	41,002
90,000	[2,3]	SABMiller PLC, Note, 6.2%, 7/01/2011	91,817
		TOTAL	472,960
		Consumer Non-Cyclical Health Care--0.0%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	58,204
		Consumer Non-Cyclical Pharmaceuticals--0.3%
100,000		Genentech, Inc., Note, 4.75%, 7/15/2015	94,531
110,000		Lilly (Eli) & Co., Bond, 5.2%, 3/15/2017	106,882
100,000		Pharmacia Corp., Sr. Deb., 6.5%, 12/01/2018	107,366
80,000		Wyeth, 5.450%, 04/01/2017	78,569
400,000		Wyeth, Unsecd. Note, 5.5%, 2/01/2014	398,480
		TOTAL	785,828
		Consumer Non-Cyclical Supermarkets--0.0%
80,000		Fred Meyer Inc., Company Guarantee, 7.45%, 3/01/2008	81,142
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Tobacco--0.0%
$65,000		Altria Group, Inc., 5.625%, 11/04/2008	$65,050
		Energy - Independent--0.1%
120,000		Anadarko Petroleum Corp., 5.95%, 9/15/2016	118,684
120,000		Canadian Natural Resource, 4.9%, 12/01/2014	113,669
25,000		Pemex Project Funding Master, 5.75%, 12/15/2015	25,139
91,200	[2,3]	Ras Laffan Liquified Nat, 3.437%, 9/15/2009	88,658
		TOTAL	346,150
		Energy - Integrated--0.3%
60,000		Conoco, Inc., Sr. Note, 6.95%, 4/15/2029	66,996
100,000		ConocoPhillips Australia, 5.5%, 4/15/2013	100,241
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	519,003
35,000		Petro-Canada, Deb., 7%, 11/15/2028	36,785
88,890	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	88,788
100,000	[2,3]	Statoil ASA, 5.125%, 4/30/2014	97,472
		TOTAL	909,285
		Energy - Oil Field Services--0.0%
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	68,655
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	53,891
		TOTAL	122,546
		Financial Institution - Banking--1.3%
100,000		Bank of America Corp., Sub. Note, 7.4%, 1/15/2011	106,305
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	98,917
120,000		Capital One Capital IV, 6.745%, 2/17/2037	114,822
80,000		Citigroup, Inc., Note, 5.125%, 5/05/2014	78,199
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	316,198
165,000		Credit Suisse First Boston, Sr. Note, 5.5%, 8/16/2011	165,676
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	208,815
100,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	98,698
160,000		HSBC Finance Corp., 4.75%, 4/15/2010	157,171
200,000		HSBC Finance Corp., 5%, 6/30/2015	190,204
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	61,190
100,000		Household Finance Corp., 6.4%, 6/17/2008	101,009
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	71,753
250,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	243,138
250,000		Marshall & Ilsley Bank, Sr. Note, 4.4%, 3/15/2010	243,499
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$100,000		Northern Trust Corp., Sr. Note, 5.3%, 8/29/2011	$99,303
200,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	198,423
15,000		PNC Funding Corp., Sub. Note, 5.625%, 2/01/2017	14,825
110,000		PNC Funding Corp., Sub. Note, 7.5%, 11/01/2009	114,987
70,000		Popular North America, 5.65%, 4/15/2009	69,910
477,778	[2,3]	Regional Diversified Funding, 9.25%, 3/15/2030	530,589
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.8%, 9/01/2010	97,615
100,000		US BANK N.A., 6.3%, 2/04/2014	103,950
210,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/01/2015	200,503
100,000		Zions Bancorp, Sub. Note, 5.5%, 11/16/2015	97,183
		TOTAL	3,782,882
		Financial Institution - Brokerage--0.7%
190,000		Amvescap PLC, Note, 4.5%, 12/15/2009	185,506
250,000		Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	240,824
250,000	[2,3]	FMR Corp., 4.75%, 3/01/2013	240,516
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	247,822
250,000		Goldman Sachs Group, Inc., 6.6%, 1/15/2012	260,431
80,000		Goldman Sachs Group, Inc., Note, 4.125%, 1/15/2008	79,540
250,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	267,392
60,000		Lehman Brothers Holdings, Note, 4.8%, 3/13/2014	57,096
100,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	101,199
250,000		Morgan Stanley Group, Inc., 5.3%, 3/01/2013	246,470
75,000		Morgan Stanley, Note, 3.875%, 1/15/2009	73,282
30,000		Nuveen Investments, 5%, 9/15/2010	29,389
30,000		Nuveen Investments, 5.5%, 9/15/2015	29,224
		TOTAL	2,058,691
		Financial Institution - Finance Noncaptive--0.3%
200,000		American International Group, Inc., Sr. Note, 4.7%, 10/01/2010	196,093
200,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	192,129
80,000	[2,3]	Capmark Financial Group, Inc., Note, 6.300%, 05/10/2017	79,640
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	76,850
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032	33,314
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	31,345
80,000		International Lease Finance Corp., 4.875%, 9/01/2010	78,550
55,000		Residential Capital Corp., 6%, 2/22/2011	54,091
		TOTAL	742,012
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.8%
$200,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	$251,506
750,000	[2,3]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	773,839
300,000	[2,3]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	315,710
750,000	[2,3]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	815,888
		TOTAL	2,156,943
		Financial Institution - Insurance - P&C--0.2%
80,000		ACE INA Holdings Inc., Sr. Note, 5.7%, 2/15/2017	79,125
80,000		CNA Financial Corp., 6.5%, 8/15/2016	81,880
50,000		Horace Mann Educators Co, Sr. Note, 6.85%, 4/15/2016	51,195
200,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	196,472
10,000		The St. Paul Travelers Co, Sr. Unsecd. Note, 5.5%, 12/01/2015	9,854
		TOTAL	418,526
		Financial Institution - REITs--0.2%
160,000		Archstone-Smith Trust, 5.625%, 8/15/2014	160,052
40,000	[2,3]	Equity One, Inc., 6.000%, 09/15/2017	39,629
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	46,272
120,000		Prologis, Sr. Note, 5.5%, 4/01/2012	119,438
250,000		Simon Property Group, Inc., 6.35%, 8/28/2012	259,287
60,000		Simon Property Group, Inc., Note, 7.75%, 1/20/2011	64,355
		TOTAL	689,033
		Foreign-Local-Gov't--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	58,471
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	132,714
100,000	[2,3]	Camp Pendleton & Quantic, 5.572%, 10/01/2050	96,237
		TOTAL	228,951
		Sovereign--0.0%
30,000		Mexico, Government of, Series MTNA, 6.75%, 9/27/2034	33,408
		Technology--0.2%
110,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	109,625
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	19,781
40,000		Dell Computer Corp., Deb., 7.1%, 4/15/2028	42,413
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.5%, 3/15/2011	59,853
50,000		Hewlett-Packard Co., Note, 5.4%, 3/01/2017	49,000
150,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5%, 1/15/2011	148,147
		TOTAL	428,819
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Transportation - Airlines--0.1%
$255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$262,559
		Transportation - Railroads--0.2%
100,000		Burlington Northern Sante Fe Corp., 4.875%, 1/15/2015	94,379
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	205,135
110,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	113,823
100,000		Union Pacific Corp., 4.875%, 1/15/2015	94,144
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	46,208
		TOTAL	553,689
		Utility - Electric--0.3%
50,000		Cleveland Electric Illum, Sr. Unsecd. Note, 5.95%, 12/15/2036	47,156
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.5%, 9/15/2016	39,744
250,000		Consolidated Natural Gas, 5%, 12/01/2014	241,543
260,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	265,208
200,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	208,686
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	113,115
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6%, 12/15/2036	55,943
		TOTAL	971,395
		Utility - Natural Gas Distributor--0.1%
210,000		Atmos Energy Corp., 4%, 10/15/2009	203,280
		Utility - Natural Gas Pipelines--0.1%
100,000		Kinder Morgan Energy Par, Sr. Unsecd. Note, 5.8%, 3/15/2035	91,889
60,000		Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	62,498
		TOTAL	154,387
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,411,405)	21,305,523
		CORPORATE NOTES--0.0%
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,970)	122,236
		GOVERNMENT AGENCIES--1.4%
415,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	461,241
1,800,000		Federal National Mortgage Association, 4.250%, 5/15/2009	1,770,270
1,700,000		Federal National Mortgage Association, 4.375%, 3/15/2013	1,631,025
100,000		Federal National Mortgage Association, 4.500%, 6/1/2010	98,145
40,000		Federal National Mortgage Association, 7.125%, 1/15/2030	48,574
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,077,553)	4,009,255
		GOVERNMENTS/AGENCIES--0.0%
75,000		United Mexican States, 6.625%, 3/03/2015 (IDENTIFIED COST $77,086)	80,561
Principal Amount			Value in U.S. Dollars
		MORTGAGE--BACKED SECURITIES--0.7%
$60,962		Federal Home Loan Mortgage Corp. Pool A19963, 5.500%, 3/1/2034	$59,627
14,040		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	14,541
10,843		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	11,410
26,276		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	27,064
26,908		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	27,716
9,204		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	9,477
39,756		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	39,943
114,730		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	112,142
27,232		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	27,700
2,938		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	3,004
28,491		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	28,357
33,511		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	34,475
200,548		Federal Home Loan Mortgage Corp. Pool G08010, 5.500%, 9/1/2034	196,095
53,111		Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008	52,064
23,465		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	24,161
51,272		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	51,486
127,167		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	122,021
121,745		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	116,818
51,765		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	51,911
107,589		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	105,691
130,624		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	127,626
5,472		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	6,087
3,006		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	3,154
22,944		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	24,076
1,469		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	1,506
56,260		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	58,144
5,647		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	5,689
4,990		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	5,165
527		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	553
111,826		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	112,386
43,616		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	43,834
92,022		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	90,090
Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE--BACKED SECURITIES--continued
$122,634		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	$116,967
2,301		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	2,385
11,309		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	11,872
25,414		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	26,009
768		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	806
1,736		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	1,776
13,880		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	14,489
19,279		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	19,731
3,621		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	3,818
25,440		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	26,734
21,837		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	22,794
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $1,880,170)	1,841,394
		U.S. TREASURY--2.9%
1,137,719		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	1,130,943
1,768,780		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	1,768,646
500,000		United States Treasury Bond, 4.500%, 2/15/2036	459,998
900,000		United States Treasury Bond, 6.250%, 8/15/2023	1,012,203
2,400,000	[4]	United States Treasury Note, 4.250%, 8/15/2013	2,325,881
1,300,000	[4]	United States Treasury Note, 4.500%, 2/15/2016	1,264,603
170,000		United States Treasury PO Strip, 11/15/2018	95,838
190,000		United States Treasury PO Strip, 5/15/2020	98,355
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,160,065)	8,156,467
		MUTUAL FUNDS--18.8% [5]
56,347		Emerging Markets Fixed Income Core Fund	1,241,287
1,482,445		Federated International Capital Appreciation Fund, Class A	19,138,359
3,055,817		Federated Mortgage Core Portfolio	29,916,451
446,673		High Yield Bond Portfolio	3,122,247
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $47,621,748)	53,418,344
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--10.4%
$29,591,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe Generale, London will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,048,527,372. (AT COST)	$29,591,000
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $248,952,581) [6]	284,737,440
		OTHER ASSETS AND LIABILITIES - NET--(0.3)%	(798,531)
		TOTAL NET ASSETS--100%	$283,938,909

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $4,734,526, which represented 1.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $4,734,526, which represented 1.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $248,960,714.

At May 31, 2007, the Fund had the following outstanding futures contracts:

Contracts [1]	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation	)
U.S. Treasury Notes 5 Year Long Futures	80	$8,355,000	September 2007	$(59,661)
U.S. Treasury Bond Short Futures	22	$2,401,438	June 2007	$ 67,976
U.S. Treasury Notes 10 Year Short Futures	11	$1,170,297	June 2007	$ 24,188
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 32,503

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
PO	--Principal Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments in securities	$255,146,440
Investments in repurchase agreements	29,591,000
Total investments in securities, at value including $53,418,344 of investments in affiliated issuers (Note 5) (identified cost $248,952,581)		$284,737,440
Cash		8,014
Cash denominated in foreign currencies (cost of $1,017,019)		1,000,035
Income receivable		833,986
Receivable for investments sold		10,150
Receivable for shares sold		288,810
TOTAL ASSETS		286,878,435
Liabilities:
Payable for investments purchased	$2,372,464
Payable for shares redeemed	265,099
Income distribution payable	77,929
Payable for distribution services fee (Note 5)	51,758
Payable for shareholder services fee (Note 5)	52,586
Payable for daily variation margin	6,297
Accrued expenses	113,393
TOTAL LIABILITIES		2,939,526
Net assets for 14,379,722 shares outstanding		$283,938,909
Net Assets Consist of:
Paid-in capital		$236,209,789
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		35,807,047
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		11,979,762
Distributions in excess of net investment income		(57,689)
TOTAL NET ASSETS		$283,938,909

Statement of Assets and Liabilities-continued

May 31, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($197,655,629 ÷ 10,003,538 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$19.76
Offering price per share (100/94.50 of $19.76) [1]	$20.91
Redemption proceeds per share	$19.76
Class B Shares:
Net asset value per share ($45,751,538 ÷ 2,319,168 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$19.73
Offering price per share	$19.73
Redemption proceeds per share (94.50/100 of $19.73) [1]	$18.64
Class C Shares:
Net asset value per share ($27,022,230 ÷ 1,374,161 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$19.66
Offering price per share	$19.66
Redemption proceeds per share (99.00/100 of $19.66) [1]	$19.46
Class K Shares:
Net asset value per share ($13,509,512 ÷ 682,855 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$19.78
Offering price per share	$19.78
Redemption proceeds per share	$19.78

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $1,916,962 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $9,778)		$3,151,893
Interest		2,044,550
Interest income allocated from affiliated partnership (Note 5)		58,103
TOTAL INCOME		5,254,546
Expenses:
Investment adviser fee (Note 5)	$1,004,411
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	13,070
Transfer and dividend disbursing agent fees and expenses--Class A Shares	173,212
Transfer and dividend disbursing agent fees and expenses--Class B Shares	50,444
Transfer and dividend disbursing agent fees and expenses--Class C Shares	24,183
Transfer and dividend disbursing agent fees and expenses--Class K Shares	21,951
Directors'/Trustees' fees	8,446
Auditing fees	12,569
Legal fees	4,769
Portfolio accounting fees	60,040
Distribution services fee--Class B Shares (Note 5)	175,626
Distribution services fee--Class C Shares (Note 5)	98,159
Distribution services fee--Class K Shares (Note 5)	29,345
Shareholder services fee--Class A Shares (Note 5)	228,594
Shareholder services fee--Class B Shares (Note 5)	58,531
Shareholder services fee--Class C Shares (Note 5)	31,437
Share registration costs	30,752
Printing and postage	30,743
Insurance premiums	7,497
Taxes	10,519
Miscellaneous	5,624
EXPENSES BEFORE ALLOCATION	2,214,553
Expenses allocated from affiliated partnership	437
TOTAL EXPENSES	2,214,990

Statement of Operations-continued

Six Months Ended May 31, 2007 (unaudited)

Waivers, Reimbursements, and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(102,093)
Waiver of administrative personnel and services fee (Note 5)	(28,188)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(1,634)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(532)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(321)
Reimbursement of other operating expenses (Note 5)	(12,212)
Fees paid indirectly from directed broker arrangements (Note 5)	(5,904)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(150,884)
Net expenses			$2,064,106
Net investment income			3,190,440
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $856,508 on sales of investments in affiliated issuers (Note 5))			15,708,200
Net realized loss on futures contracts			(429,046)
Net realized gain allocated from partnership			38,000
Realized gain distributions from affiliated investment company shares			969,148
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			818,211
Net change in unrealized appreciation from futures contracts			17,840
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			17,122,353
Change in net assets resulting from operations			$20,312,793

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,190,440	$5,103,796
Net realized gain on investments, including allocation from partnership, foreign currency transactions and futures contracts	15,317,154	28,984,389
Realized gain distributions from affiliated investment company shares	969,148	567,863
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	836,051	(810,185)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,312,793	33,845,863
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,310,718)	(4,179,782)
Class B Shares	(371,955)	(619,547)
Class C Shares	(214,086)	(328,421)
Class K Shares	(113,806)	(102,502)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Class A Shares	(19,147,426)	(4,090,514)
Class B Shares	(4,766,903)	(1,100,262)
Class C Shares	(2,577,998)	(507,292)
Class K Shares	(1,017,268)	(21,265)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,520,160)	(10,949,585)
Share Transactions:
Proceeds from sale of shares	23,234,651	53,032,491
Net asset value of shares issued to shareholders in payment of distributions declared	28,434,363	9,973,543
Cost of shares redeemed	(43,260,337)	(127,490,555)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,408,677	(64,484,521)
Change in net assets	(1,798,690)	(41,588,243)
Net Assets:
Beginning of period	285,737,599	327,325,842
End of period (including distributions in excess of net investment income of $(57,689) and $(237,564), respectively)	$283,938,909	$285,737,599

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Classes A, B, C and K may bear distribution and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had net realized losses on futures contracts of $429,046.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	690,626	$13,259,972	1,746,588	$33,503,662
Shares issued to shareholders in payment of distributions declared	1,073,137	20,041,904	393,069	7,518,011
Shares redeemed	(1,408,893)	(26,842,376)	(4,847,049)	(92,915,020)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	354,870	$6,459,500	(2,707,392)	$(51,893,347)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	106,806	$2,045,254	174,164	$3,327,873
Shares issued to shareholders in payment of distributions declared	256,886	4,783,153	83,641	1,589,398
Shares redeemed	(489,526)	(9,332,072)	(1,148,514)	(22,004,168)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(125,834)	$(2,503,665)	(890,709)	$(17,086,897)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	189,142	$3,590,680	338,337	$6,479,450
Shares issued to shareholders in payment of distributions declared	133,554	2,479,069	39,132	742,994
Shares redeemed	(269,401)	(5,120,416)	(588,251)	(11,274,673)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	53,295	$949,333	(210,782)	$(4,052,229)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	227,546	$4,338,745	503,308	$9,721,506
Shares issued to shareholders in payment of distributions declared	60,487	1,130,237	6,272	123,140
Shares redeemed	(102,616)	(1,965,473)	(67,378)	(1,296,694)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	185,417	$3,503,509	442,202	$8,547,952
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	467,748	$8,408,677	(3,366,681)	$(64,484,521)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $248,960,714. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and any unrealized appreciation from futures contracts was $35,776,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,082,134 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,305,408.

At November 30, 2006, the Fund had a capital loss carryforward of $3,163,456 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,918,829
2010	$1,244,627

As a result of the tax-free transfer of assets from Vintage Balanced Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. For the six months ended May 31, 2007, the adviser voluntarily waived $11,755 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2007, the Sub-Adviser earned a sub-adviser fee of $115,883.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $28,188 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $4,417 of by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $6,792 in sales charges from the sale of Class A Shares and $10 from the sale of Class C Shares. FSC also retained $308 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $806 of Service Fees for the six months ended May 31, 2007.

The Fund may invest in other funds serviced by FSSC under this agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions. For the six months ended May 31, 2007, FSSC voluntarily reimbursed $12,212 of shareholder services fees.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2007, the Fund's expenses were reduced by $5,904 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.14%, 2.10% and 1.85%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $90,338 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	95,773	--	39,426	56,347	$ 1,241,287	$58,103
Federated International Capital Appreciation Fund, Class A	1,639,062	--	156,617	1,482,445	$19,138,359	$901,919
Federated Mortgage Core Portfolio	3,049,865	367,722	361,770	3,055,817	$29,916,451	$854,857
High Yield Bond Portfolio	604,963	23,086	181,376	446,673	$ 3,122,247	$160,186
TOTAL OF AFFILIATED TRANSACTIONS					$53,418,344	$1,975,065

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$114,921,469
Sales	$140,310,935

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED STOCK AND BOND FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

8080105 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK AND BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        July 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        July 19, 2007